Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 797	£ 765
Liabilities	319	468
Derivative financial instruments	430	313
Derivative financial instruments	367	452
Assets, Derivatives - in respect of net debt	518	527
Assets, Derivatives - other	279	238
Derivative financial instruments	278	181
Derivative financial instruments	41	287
Liabilities, Derivatives - in respect of net debt	172	384
Liabilities, Derivatives - other	147	84
Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	65	180
Liabilities	53	255
Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	444	305
Liabilities		84
Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	288	280
Liabilities	266	129
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	20	177
Liabilities		62
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	255	191
Cash Flow Hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	251	171
Liabilities	100	321
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Liabilities		187
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	189	114
Liabilities		84
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	62	57
Liabilities	100	50
Net Investment Hedges | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	211	178
Liabilities	43	19
Held-for-trading | Interest Rate Swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	45	3
Liabilities	53	6
Held-for-trading | Forward Foreign Currency Contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	15	45
Liabilities	£ 123	£ 60